Events After the Reporting Date - Additional Information (Details) $ / shares in Units, $ in Millions	2 Months Ended
	Feb. 28, 2025 AUD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Jun. 21, 2023 $ / shares	Jan. 01, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid | shares			567,941,993	488,733,461		486,774,622
Share price per share | $ / shares					$ 1.00
Major Ordinary Share Transactions | Share Purchase Plan
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid | shares	53,887,112
Share price per share | $ / shares	$ 0.6
Proceeds from issue of ordinary shares | $	$ 32,332,267
Major Ordinary Share Transactions | Institutional Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid | shares	12,771,392
Share price per share | $ / shares	$ 0.6
Proceeds from issue of ordinary shares | $		$ 5